UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

Item 1: Schedule of Investments

Vanguard Federal Money Market Fund

Schedule of Investments
As of May 31, 2013

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (101.0%)
2	Fannie Mae Discount Notes	0.158%	6/5/13	25,000	25,000
2	Fannie Mae Discount Notes	0.150%	6/12/13	30,000	29,999
2	Fannie Mae Discount Notes	0.150%	6/17/13	4,400	4,400
2	Fannie Mae Discount Notes	0.115%–0.140%	6/19/13	97,676	97,669
2	Fannie Mae Discount Notes	0.144%	6/26/13	20,000	19,998
2	Fannie Mae Discount Notes	0.140%	7/3/13	65,540	65,532
2	Fannie Mae Discount Notes	0.120%	7/22/13	34,800	34,795
2	Fannie Mae Discount Notes	0.080%	7/31/13	16,667	16,665
2	Fannie Mae Discount Notes	0.060%–0.160%	8/1/13	22,301	22,297
2	Fannie Mae Discount Notes	0.080%	8/7/13	3,000	3,000
2	Fannie Mae Discount Notes	0.115%	8/8/13	5,000	4,999
2	Fannie Mae Discount Notes	0.130%	8/21/13	7,500	7,499
2	Fannie Mae Discount Notes	0.080%–0.130%	8/28/13	5,719	5,718
2	Fannie Mae Discount Notes	0.070%–0.140%	9/3/13	24,000	23,994
2	Fannie Mae Discount Notes	0.080%–0.110%	9/4/13	23,552	23,546
2	Fannie Mae Discount Notes	0.080%–0.130%	9/16/13	75,550	75,531
2	Fannie Mae Discount Notes	0.125%	9/25/13	1,317	1,316
2	Fannie Mae Discount Notes	0.085%–0.140%	10/1/13	33,752	33,740
2	Fannie Mae Discount Notes	0.105%–0.130%	10/2/13	14,000	13,995
2	Fannie Mae Discount Notes	0.130%	10/3/13	4,100	4,098
2	Fannie Mae Discount Notes	0.120%	10/9/13	35,000	34,985
2	Fannie Mae Discount Notes	0.125%	10/15/13	8,000	7,996
2	Fannie Mae Discount Notes	0.110%	11/1/13	3,727	3,725
3	Federal Home Loan Bank Discount Notes	0.140%	6/3/13	2,875	2,875
3	Federal Home Loan Bank Discount Notes	0.150%	6/5/13	3,200	3,200
3	Federal Home Loan Bank Discount Notes	0.120%–0.160%	6/7/13	97,800	97,798
3	Federal Home Loan Bank Discount Notes	0.130%–0.155%	6/12/13	30,700	30,699
3	Federal Home Loan Bank Discount Notes	0.118%–0.150%	6/14/13	121,000	120,995
3	Federal Home Loan Bank Discount Notes	0.120%–0.130%	6/19/13	10,700	10,699
3	Federal Home Loan Bank Discount Notes	0.110%	6/26/13	1,020	1,020
3	Federal Home Loan Bank Discount Notes	0.070%	6/28/13	4,000	4,000
3	Federal Home Loan Bank Discount Notes	0.140%	7/3/13	64,460	64,452
3	Federal Home Loan Bank Discount Notes	0.100%–0.135%	7/5/13	28,800	28,796
3	Federal Home Loan Bank Discount Notes	0.090%	7/19/13	3,825	3,825
3	Federal Home Loan Bank Discount Notes	0.050%	7/23/13	50,000	49,997
3	Federal Home Loan Bank Discount Notes	0.070%–0.075%	7/26/13	8,000	7,999
3	Federal Home Loan Bank Discount Notes	0.078%	7/31/13	1,500	1,500
3	Federal Home Loan Bank Discount Notes	0.060%	8/2/13	2,600	2,600
3	Federal Home Loan Bank Discount Notes	0.080%	8/7/13	25,765	25,761
3	Federal Home Loan Bank Discount Notes	0.130%	8/9/13	1,700	1,700
3	Federal Home Loan Bank Discount Notes	0.070%	8/16/13	95,000	94,986
3	Federal Home Loan Bank Discount Notes	0.130%	8/21/13	7,300	7,298
3	Federal Home Loan Bank Discount Notes	0.068%–0.150%	8/28/13	98,949	98,927
3	Federal Home Loan Bank Discount Notes	0.120%–0.150%	8/30/13	37,000	36,986
3	Federal Home Loan Bank Discount Notes	0.110%	9/3/13	8,000	7,998
3	Federal Home Loan Bank Discount Notes	0.110%–0.13%	9/4/13	12,850	12,846
3	Federal Home Loan Bank Discount Notes	0.080%–0.093%	9/6/13	21,500	21,495
3	Federal Home Loan Bank Discount Notes	0.135%	9/11/13	2,000	1,999
3	Federal Home Loan Bank Discount Notes	0.130%–0.135%	9/13/13	8,700	8,697
3	Federal Home Loan Bank Discount Notes	0.130%	9/23/13	1,400	1,399

3	Federal Home Loan Bank Discount Notes	0.135%	9/26/13	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.124%–0.140%	10/2/13	22,600	22,590
3	Federal Home Loan Bank Discount Notes	0.120%	10/4/13	61,100	61,075
3	Federal Home Loan Bank Discount Notes	0.120%–0.135%	10/9/13	23,625	23,615
3	Federal Home Loan Bank Discount Notes	0.120%	10/16/13	10,000	9,995
3	Federal Home Loan Bank Discount Notes	0.105%–0.120%	10/18/13	33,000	32,986
3	Federal Home Loan Bank Discount Notes	0.103%	10/25/13	35,000	34,985
3	Federal Home Loan Bank Discount Notes	0.105%	10/30/13	20,000	19,991
[3,4] Federal Home Loan Banks		0.158%	9/6/13	20,000	19,999
[3,4] Federal Home Loan Banks		0.146%	11/22/13	30,000	29,998
[3,4] Federal Home Loan Banks		0.168%	12/26/13	25,000	25,000
[3,4] Federal Home Loan Banks		0.148%	4/3/14	25,000	25,000
[3,4] Federal Home Loan Banks		0.133%	4/25/14	30,000	30,000
[3,4] Federal Home Loan Banks		0.138%	5/1/14	40,000	39,999
[3,4] Federal Home Loan Banks		0.138%	5/6/14	33,000	32,999
[3,4] Federal Home Loan Banks		0.178%	10/1/14	6,000	5,998
[2,4] Federal Home Loan Mortgage Corp.		0.148%	6/3/13	88,289	88,289
[2,4] Federal Home Loan Mortgage Corp.		0.148%	6/17/13	123,200	123,201
[2,4] Federal Home Loan Mortgage Corp.		0.168%	11/4/13	59,000	59,006
[2,4] Federal National Mortgage Assn.		0.189%	8/12/13	30,000	29,998
[2,4] Federal National Mortgage Assn.		0.168%	11/8/13	50,000	49,993
[2,4] Federal National Mortgage Assn.		0.169%	11/14/13	65,000	64,991
[2,4] Federal National Mortgage Assn.		0.178%	6/20/14	47,000	46,998
[2,4] Federal National Mortgage Assn.		0.179%	9/11/14	150,000	149,961
[2,4] Federal National Mortgage Assn.		0.163%	2/27/15	60,000	59,974
2	Freddie Mac Discount Notes	0.120%–0.150%	6/10/13	20,000	19,999
2	Freddie Mac Discount Notes	0.150%	6/17/13	5,000	5,000
2	Freddie Mac Discount Notes	0.139%–0.140%	6/24/13	38,334	38,331
2	Freddie Mac Discount Notes	0.145%	6/25/13	8,000	7,999
2	Freddie Mac Discount Notes	0.100%–0.150%	7/1/13	40,164	40,159
2	Freddie Mac Discount Notes	0.110%	7/22/13	14,625	14,623
2	Freddie Mac Discount Notes	0.060%	8/2/13	10,000	9,999
2	Freddie Mac Discount Notes	0.080%	8/5/13	1,400	1,400
2	Freddie Mac Discount Notes	0.075%	8/6/13	6,700	6,699
2	Freddie Mac Discount Notes	0.070%–0.140%	8/12/13	105,000	104,982
2	Freddie Mac Discount Notes	0.065%–0.075%	8/19/13	120,000	119,982
2	Freddie Mac Discount Notes	0.130%	8/26/13	2,550	2,549
2	Freddie Mac Discount Notes	0.130%	8/30/13	1,000	1,000
2	Freddie Mac Discount Notes	0.100%–0.110%	9/4/13	19,400	19,395
2	Freddie Mac Discount Notes	0.120%	9/5/13	9,000	8,997
2	Freddie Mac Discount Notes	0.135%	9/9/13	6,109	6,107
2	Freddie Mac Discount Notes	0.140%	9/13/13	2,300	2,299
2	Freddie Mac Discount Notes	0.100%–0.140%	9/16/13	17,365	17,358
2	Freddie Mac Discount Notes	0.100%–0.130%	9/23/13	42,000	41,983
2	Freddie Mac Discount Notes	0.090%–0.140%	10/1/13	3,714	3,713
2	Freddie Mac Discount Notes	0.100%–0.160%	10/8/13	21,402	21,393
2	Freddie Mac Discount Notes	0.090%–0.120%	10/15/13	39,930	39,915
2	Freddie Mac Discount Notes	0.130%	10/22/13	13,100	13,093
2	Freddie Mac Discount Notes	0.100%–0.105%	10/28/13	142,100	142,040
2	Freddie Mac Discount Notes	0.120%	11/5/13	1,395	1,394
	United States Treasury Bill	0.108%–0.112%	8/1/13	115,000	114,978
	United States Treasury Bill	0.112%	8/8/13	75,000	74,984
	United States Treasury Bill	0.120%	8/15/13	10,000	9,998
	United States Treasury Bill	0.110%	9/26/13	20,000	19,993
	United States Treasury Note/Bond	3.375%	6/30/13	75,000	75,196
	United States Treasury Note/Bond	1.000%	7/15/13	70,000	70,076
	United States Treasury Note/Bond	0.375%	7/31/13	22,647	22,658

United States Treasury Note/Bond	3.375%	7/31/13	55,000	55,296
United States Treasury Note/Bond	0.750%	8/15/13	25,000	25,034
United States Treasury Note/Bond	4.250%	8/15/13	10,000	10,086
United States Treasury Note/Bond	0.125%	8/31/13	13,580	13,582
United States Treasury Note/Bond	3.125%	8/31/13	5,862	5,906
United States Treasury Note/Bond	0.750%	9/15/13	13,000	13,025
United States Treasury Note/Bond	3.125%	9/30/13	5,971	6,031
United States Treasury Note/Bond	0.500%	11/15/13	6,200	6,211
United States Treasury Note/Bond	2.000%	11/30/13	36,000	36,342
Total U.S. Government and Agency Obligations (Cost $3,648,490)				3,648,490
Repurchase Agreements (0.7%)
Bank of Nova Scotia
(Dated 6/3/13, Repurchase Value $1,000,
collateralized by United States Treasury
Note/Bond 0.250%, 5/31/2015)	0.070%	6/3/13	1,000	1,000
Bank of Nova Scotia
(Dated 6/13/13, Repurchase Value
$25,005, collateralized by United States
Treasury Note/Bond 0.500%-6.625%,
10/15/13-5/15/2043)	0.120%	6/7/13	25,000	25,000
Total Repurchase Agreements (Cost $26,000)				26,000
Total Investments (101.7%) (Cost $3,674,490)				3,674,490
Other Assets and Liabilities-Net (-1.7%)				(61,710)
Net Assets (100%)				3,612,780

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

Federal Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Prime Money Market Fund

Schedule of Investments
As of May 31, 2013

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (49.9%)
2	Fannie Mae Discount Notes	0.158%	6/5/13	714,286	714,273
2	Fannie Mae Discount Notes	0.113%–0.150%	6/12/13	168,654	168,647
2	Fannie Mae Discount Notes	0.139%	6/19/13	25,339	25,337
2	Fannie Mae Discount Notes	0.144%	6/26/13	230,000	229,977
2	Fannie Mae Discount Notes	0.140%	7/2/13	1,000,000	999,879
2	Fannie Mae Discount Notes	0.140%	7/3/13	436,667	436,613
2	Fannie Mae Discount Notes	0.120%	7/17/13	222,050	222,016
2	Fannie Mae Discount Notes	0.120%	7/22/13	1,250,000	1,249,787
2	Fannie Mae Discount Notes	0.140%	8/14/13	134,500	134,461
2	Fannie Mae Discount Notes	0.130%	8/28/13	145,000	144,954
2	Fannie Mae Discount Notes	0.150%	9/3/13	1,000,000	999,608
2	Fannie Mae Discount Notes	0.135%–0.140%	9/11/13	125,486	125,437
3	Federal Home Loan Bank Discount Notes	0.120%–0.125%	6/7/13	647,000	646,987
3	Federal Home Loan Bank Discount Notes	0.115%–0.155%	6/12/13	144,140	144,134
3	Federal Home Loan Bank Discount Notes	0.110%–0.118%	6/14/13	396,500	396,484
3	Federal Home Loan Bank Discount Notes	0.140%–0.142%	6/19/13	147,000	146,990
3	Federal Home Loan Bank Discount Notes	0.140%–0.142%	6/21/13	1,354,600	1,354,494
3	Federal Home Loan Bank Discount Notes	0.120%–0.125%	7/17/13	153,600	153,576
3	Federal Home Loan Bank Discount Notes	0.120%–0.125%	7/19/13	106,500	106,483
3	Federal Home Loan Bank Discount Notes	0.080%	8/2/13	195,160	195,133
3	Federal Home Loan Bank Discount Notes	0.150%	8/9/13	57,900	57,883
3	Federal Home Loan Bank Discount Notes	0.145%	8/21/13	350,000	349,886
3	Federal Home Loan Bank Discount Notes	0.150%	8/28/13	103,400	103,362
3	Federal Home Loan Bank Discount Notes	0.150%	8/30/13	70,000	69,974
3	Federal Home Loan Bank Discount Notes	0.135%–0.137%	9/11/13	190,195	190,122
3	Federal Home Loan Bank Discount Notes	0.135%–0.140%	9/13/13	286,000	285,886
3	Federal Home Loan Bank Discount Notes	0.130%	9/20/13	185,276	185,202
3	Federal Home Loan Bank Discount Notes	0.120%	10/9/13	42,500	42,482
3	Federal Home Loan Bank Discount Notes	0.105%–0.110%	10/16/13	191,039	190,962
3	Federal Home Loan Bank Discount Notes	0.105%	10/18/13	781,800	781,483
3	Federal Home Loan Bank Discount Notes	0.103%	10/25/13	350,000	349,854
3	Federal Home Loan Bank Discount Notes	0.105%	10/30/13	1,303,000	1,302,426
3	Federal Home Loan Bank Discount Notes	0.105%–0.108%	11/1/13	128,172	128,114
3	Federal Home Loan Bank Discount Notes	0.100%	11/13/13	308,000	307,859
3	Federal Home Loan Bank Discount Notes	0.100%	11/15/13	593,770	593,495
3	Federal Home Loan Bank Discount Notes	0.100%	11/19/13	44,000	43,979
3	Federal Home Loan Bank Discount Notes	0.105%	11/22/13	175,000	174,911
3	Federal Home Loan Bank Discount Notes	0.100%–0.105%	11/27/13	905,000	904,545
[3,4] Federal Home Loan Banks		0.146%	11/22/13	150,000	149,986
[3,4] Federal Home Loan Banks		0.168%	12/6/13	50,000	49,999
[3,4] Federal Home Loan Banks		0.168%	12/26/13	1,525,000	1,525,000
[3,4] Federal Home Loan Banks		0.148%	4/3/14	1,465,000	1,465,000
[3,4] Federal Home Loan Banks		0.133%	4/25/14	388,000	388,000
[3,4] Federal Home Loan Banks		0.178%	10/1/14	150,000	149,959
[2,4] Federal Home Loan Mortgage Corp.		0.148%	6/3/13	950,000	949,998
[2,4] Federal Home Loan Mortgage Corp.		0.148%	6/17/13	83,000	82,998
[2,4] Federal Home Loan Mortgage Corp.		0.168%	11/4/13	64,780	64,779
[2,4] Federal National Mortgage Assn.		0.189%	8/12/13	1,000,000	999,940
[2,4] Federal National Mortgage Assn.		0.168%	11/8/13	1,365,500	1,365,332
[2,4] Federal National Mortgage Assn.		0.169%	11/14/13	1,000,000	999,865

[2,4] Federal National Mortgage Assn.		0.179%	9/11/14	2,350,000	2,349,392
[2,4] Federal National Mortgage Assn.		0.163%	2/27/15	3,350,000	3,348,537
2	Freddie Mac Discount Notes	0.158%	6/3/13	639,334	639,328
2	Freddie Mac Discount Notes	0.120%	6/10/13	117,000	116,996
2	Freddie Mac Discount Notes	0.139%	6/24/13	365,000	364,968
2	Freddie Mac Discount Notes	0.125%	7/8/13	26,191	26,188
2	Freddie Mac Discount Notes	0.140%	7/9/13	600,000	599,911
2	Freddie Mac Discount Notes	0.120%–0.121%	7/15/13	153,425	153,402
2	Freddie Mac Discount Notes	0.150%	8/5/13	77,000	76,979
2	Freddie Mac Discount Notes	0.130%–0.150%	8/12/13	326,250	326,162
2	Freddie Mac Discount Notes	0.130%–0.145%	8/19/13	652,000	651,798
2	Freddie Mac Discount Notes	0.130%–0.150%	8/26/13	183,500	183,440
2	Freddie Mac Discount Notes	0.140%	9/3/13	307,000	306,888
2	Freddie Mac Discount Notes	0.133%–0.135%	9/9/13	351,667	351,536
2	Freddie Mac Discount Notes	0.128%	9/16/13	58,528	58,506
2	Freddie Mac Discount Notes	0.125%	9/23/13	50,000	49,980
2	Freddie Mac Discount Notes	0.125%	9/30/13	840,000	839,647
2	Freddie Mac Discount Notes	0.100%	11/4/13	613,484	613,218
2	Freddie Mac Discount Notes	0.100%	11/12/13	197,995	197,905
2	Freddie Mac Discount Notes	0.100%	11/18/13	175,582	175,499
2	Freddie Mac Discount Notes	0.100%	11/25/13	325,000	324,840
2	Freddie Mac Discount Notes	0.100%	12/3/13	199,850	199,747
	United States Treasury Bill	0.110%–0.140%	6/6/13	243,350	243,346
	United States Treasury Bill	0.090%	6/20/13	282,929	282,916
	United States Treasury Bill	0.130%	6/27/13	1,000,000	999,906
	United States Treasury Bill	0.128%–0.130%	7/5/13	840,000	839,898
	United States Treasury Bill	0.105%	7/11/13	1,900,000	1,899,778
	United States Treasury Bill	0.106%	7/18/13	700,000	699,903
	United States Treasury Bill	0.110%–0.113%	8/8/13	1,825,000	1,824,617
	United States Treasury Bill	0.117%–0.118%	8/15/13	3,395,000	3,394,169
	United States Treasury Bill	0.133%–0.136%	8/22/13	2,905,000	2,904,114
	United States Treasury Bill	0.136%	8/29/13	1,230,000	1,229,586
	United States Treasury Bill	0.120%	9/5/13	850,000	849,728
	United States Treasury Bill	0.113%	9/12/13	1,000,000	999,678
	United States Treasury Bill	0.108%–0.111%	10/3/13	1,710,000	1,709,356
	United States Treasury Bill	0.101%	10/10/13	500,000	499,817
	United States Treasury Bill	0.083%	10/31/13	500,000	499,825
	United States Treasury Bill	0.085%	11/7/13	725,000	724,728
	United States Treasury Bill	0.080%–0.081%	11/14/13	555,000	554,794
	United States Treasury Bill	0.080%	11/21/13	250,000	249,904
	United States Treasury Bill	0.081%–0.082%	11/29/13	1,260,000	1,259,486
	United States Treasury Note/Bond	1.125%	6/15/13	230,000	230,089
	United States Treasury Note/Bond	3.375%	6/30/13	787,400	789,458
	United States Treasury Note/Bond	1.000%	7/15/13	550,000	550,590
	United States Treasury Note/Bond	0.500%	10/15/13	250,000	250,342
	United States Treasury Note/Bond	0.500%	11/15/13	517,800	518,707
	United States Treasury Note/Bond	4.250%	11/15/13	481,000	490,020
	United States Treasury Note/Bond	0.250%	11/30/13	40,000	40,029
	United States Treasury Note/Bond	2.000%	11/30/13	467,000	471,416
	United States Treasury Note/Bond	0.750%	12/15/13	794,000	796,757
Total U.S. Government and Agency Obligations (Cost $60,606,375)					60,606,375
Commercial Paper (24.9%)
Bank Holding Company (0.2%)
	PNC Bank NA	0.170%	7/24/13	241,000	240,940

Finance—Auto (2.0%)
	American Honda Finance Corp.	0.170%	6/18/13	38,000	37,997

American Honda Finance Corp.	0.160%	6/19/13	15,844	15,843
American Honda Finance Corp.	0.160%	6/20/13	66,500	66,494
American Honda Finance Corp.	0.160%	6/21/13	299,000	298,973
American Honda Finance Corp.	0.160%	7/10/13	60,000	59,990
American Honda Finance Corp.	0.160%	7/16/13	85,000	84,983
American Honda Finance Corp.	0.160%	7/17/13	11,000	10,998
American Honda Finance Corp.	0.160%	7/18/13	49,750	49,740
American Honda Finance Corp.	0.160%	7/22/13	71,775	71,759
American Honda Finance Corp.	0.160%	7/26/13	14,500	14,496
American Honda Finance Corp.	0.150%	8/6/13	62,000	61,983
5 BMW US Capital LLC	0.160%	6/17/13	15,000	14,999
5 BMW US Capital LLC	0.160%	6/25/13	40,000	39,996
5 BMW US Capital LLC	0.160%	6/27/13	15,000	14,998
5 BMW US Capital LLC	0.160%	6/28/13	82,000	81,990
5 BMW US Capital LLC	0.150%	7/22/13	120,000	119,974
5 BMW US Capital LLC	0.150%	7/24/13	16,000	15,996
5 BMW US Capital LLC	0.140%	7/25/13	48,000	47,990
5 BMW US Capital LLC	0.140%	7/26/13	25,000	24,995
5 BMW US Capital LLC	0.130%	8/1/13	20,000	19,996
5 BMW US Capital LLC	0.130%	8/6/13	15,000	14,996
5 BMW US Capital LLC	0.130%	8/19/13	192,000	191,945
Toyota Motor Credit Corp.	0.240%	6/10/13	225,000	224,986
Toyota Motor Credit Corp.	0.230%	6/11/13	194,000	193,988
Toyota Motor Credit Corp.	0.240%	7/10/13	75,000	74,980
Toyota Motor Credit Corp.	0.220%	8/19/13	157,750	157,674
Toyota Motor Credit Corp.	0.210%	9/11/13	32,670	32,651
Toyota Motor Credit Corp.	0.240%	10/1/13	26,250	26,229
Toyota Motor Credit Corp.	0.230%	10/2/13	168,000	167,868
Toyota Motor Credit Corp.	0.220%	10/15/13	32,000	31,973
Toyota Motor Credit Corp.	0.210%	11/8/13	189,000	188,824
				2,460,304
Finance—Other (2.4%)
5 Chariot Funding LLC	0.180%	7/1/13	37,500	37,494
5 Chariot Funding LLC	0.180%	7/8/13	50,000	49,991
5 Chariot Funding LLC	0.180%	7/10/13	37,000	36,993
5 Chariot Funding LLC	0.180%	7/16/13	20,000	19,995
General Electric Capital Corp.	0.150%	6/24/13	229,000	228,978
General Electric Capital Corp.	0.140%	7/5/13	190,000	189,975
General Electric Capital Corp.	0.140%	7/9/13	16,800	16,798
General Electric Capital Corp.	0.170%	7/15/13	36,000	35,993
General Electric Capital Corp.	0.100%	8/27/13	250,000	249,940
General Electric Capital Corp.	0.100%	8/28/13	250,000	249,939
5 Jupiter Securitization Co. LLC	0.180%	6/7/13	49,750	49,748
5 Jupiter Securitization Co. LLC	0.180%	6/20/13	20,000	19,998
5 Jupiter Securitization Co. LLC	0.180%	6/28/13	37,000	36,995
5 Jupiter Securitization Co. LLC	0.180%	7/1/13	87,000	86,987
5 Jupiter Securitization Co. LLC	0.180%	7/2/13	37,000	36,994
5 Jupiter Securitization Co. LLC	0.180%	7/3/13	49,500	49,492
5 Jupiter Securitization Co. LLC	0.180%	7/8/13	41,000	40,992
5 Jupiter Securitization Co. LLC	0.180%	7/9/13	86,500	86,484
5 Jupiter Securitization Co. LLC	0.180%	7/12/13	37,000	36,992
5 Jupiter Securitization Co. LLC	0.180%	7/16/13	37,000	36,992
5 Jupiter Securitization Co. LLC	0.180%	7/17/13	49,750	49,739
5 Old Line Funding LLC	0.180%	6/3/13	149,945	149,943
5 Old Line Funding LLC	0.180%	6/10/13	61,500	61,497
5 Old Line Funding LLC	0.180%	6/11/13	99,000	98,995
5 Old Line Funding LLC	0.180%	6/12/13	103,000	102,994

5	Old Line Funding LLC	0.180%	6/14/13	34,500	34,498
5	Old Line Funding LLC	0.180%	6/18/13	74,500	74,494
5	Old Line Funding LLC	0.180%	6/25/13	114,000	113,986
5	Old Line Funding LLC	0.180%	6/27/13	175,500	175,477
5	Old Line Funding LLC	0.180%	7/8/13	49,500	49,491
5	Old Line Funding LLC	0.180%	7/18/13	37,000	36,991
5	Old Line Funding LLC	0.180%	7/19/13	74,000	73,982
5	Old Line Funding LLC	0.180%	7/22/13	55,000	54,986
5	Old Line Funding LLC	0.170%	8/19/13	20,000	19,993
5	Straight-A Funding LLC	0.180%	6/3/13	107,619	107,618
5	Straight-A Funding LLC	0.180%	6/3/13	19,500	19,500
5	Straight-A Funding LLC	0.180%	6/6/13	17,000	17,000
5	Straight-A Funding LLC	0.180%	6/7/13	50,000	49,998
					2,888,952
Foreign Banks (3.5%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.198%	10/8/13	466,500	466,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.199%	10/9/13	298,000	298,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.198%	11/8/13	240,000	240,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.195%	11/25/13	37,000	37,000
5	Commonwealth Bank of Australia	0.260%	6/17/13	53,000	52,994
5	Commonwealth Bank of Australia	0.230%	10/22/13	43,000	42,961
5	Commonwealth Bank of Australia	0.220%	10/29/13	28,143	28,117
[4,5] Commonwealth Bank of Australia		0.325%	11/1/13	46,500	46,520
5	Commonwealth Bank of Australia	0.225%	11/12/13	100,000	99,898
	Royal Bank of Canada	0.150%–0.160%	6/21/13	185,000	184,984
[4,5] Westpac Banking Corp.		0.208%	8/1/13	285,000	285,000
[4,5] Westpac Banking Corp.		0.193%	9/25/13	185,000	185,000
[4,5] Westpac Banking Corp.		0.193%	9/26/13	185,000	185,000
[4,5] Westpac Banking Corp.		0.193%	9/27/13	185,000	185,000
[4,5] Westpac Banking Corp.		0.193%	9/30/13	670,000	670,000
[4,5] Westpac Banking Corp.		0.193%	9/30/13	450,000	450,000
[4,5] Westpac Banking Corp.		0.198%	10/16/13	150,000	150,000
[4,5] Westpac Banking Corp.		0.197%	10/21/13	150,000	150,000
[4,5] Westpac Banking Corp.		0.193%	10/25/13	73,000	73,000
[4,5] Westpac Banking Corp.		0.193%	10/28/13	100,000	100,000
[4,5] Westpac Banking Corp.		0.198%	11/7/13	218,000	218,000
[4,5] Westpac Banking Corp.		0.198%	11/20/13	73,000	73,000
					4,220,974
Foreign Governments (5.6%)
	Canada	0.170%	9/27/13	37,000	36,979
	Canada	0.170%	10/7/13	18,000	17,989
6	CPPIB Capital Inc.	0.160%	6/10/13	242,500	242,490
6	CPPIB Capital Inc.	0.160%	6/11/13	193,000	192,991
6	CPPIB Capital Inc.	0.160%	6/12/13	116,000	115,994
6	CPPIB Capital Inc.	0.160%	6/14/13	213,000	212,988
6	CPPIB Capital Inc.	0.160%	6/17/13	114,000	113,992
6	CPPIB Capital Inc.	0.160%	6/20/13	49,500	49,496
6	CPPIB Capital Inc.	0.160%	6/24/13	50,000	49,995
6	CPPIB Capital Inc.	0.160%	6/25/13	100,000	99,989
6	CPPIB Capital Inc.	0.160%	7/2/13	83,000	82,989
6	CPPIB Capital Inc.	0.200%	7/12/13	74,000	73,983
6	CPPIB Capital Inc.	0.150%–0.160%	7/23/13	90,000	89,980
6	CPPIB Capital Inc.	0.150%	7/24/13	44,000	43,990
6	CPPIB Capital Inc.	0.160%	8/2/13	12,000	11,997
6	CPPIB Capital Inc.	0.190%	10/11/13	37,000	36,974
6	CPPIB Capital Inc.	0.180%	10/22/13	29,000	28,979

6 CPPIB Capital Inc.	0.190%	11/1/13	107,000	106,914
6 CPPIB Capital Inc.	0.190%	11/7/13	148,000	147,876
6 CPPIB Capital Inc.	0.190%	11/8/13	36,000	35,970
6 CPPIB Capital Inc.	0.190%	11/12/13	213,000	212,816
Export Development Canada	0.175%	6/3/13	49,500	49,500
Export Development Canada	0.180%	6/14/13	49,500	49,497
Export Development Canada	0.150%	9/10/13	36,800	36,785
Export Development Canada	0.180%	10/7/13	24,000	23,985
Export Development Canada	0.180%–0.190%	10/8/13	94,000	93,938
Export Development Canada	0.170%	11/15/13	197,000	196,845
Export Development Canada	0.160%	11/18/13	25,000	24,981
Export Development Canada	0.160%	11/19/13	99,000	98,925
Export Development Canada	0.160%	11/22/13	198,000	197,847
Province of British Columbia	0.150%	11/4/13	49,500	49,468
Province of British Columbia	0.150%	11/22/13	50,000	49,964
Province of Ontario	0.160%	6/10/13	35,000	34,999
Province of Ontario	0.150%	6/13/13	50,000	49,997
Province of Ontario	0.150%	6/17/13	100,000	99,993
Province of Ontario	0.150%	6/19/13	17,320	17,319
Province of Ontario	0.150%	6/28/13	151,000	150,983
Province of Ontario	0.120%	8/21/13	35,708	35,698
Province of Ontario	0.135%–0.150%	8/30/13	127,000	126,955
Province of Ontario	0.135%–0.150%	9/6/13	91,900	91,865
Province of Ontario	0.150%	9/12/13	44,000	43,981
Province of Ontario	0.140%	9/19/13	49,500	49,479
Province of Ontario	0.180%	10/7/13	137,750	137,662
Province of Ontario	0.180%	10/9/13	143,000	142,907
Province of Ontario	0.180%	10/11/13	76,000	75,950
Province of Ontario	0.170%	10/15/13	99,000	98,936
Province of Ontario	0.160%	11/18/13	50,000	49,962
Province of Ontario	0.160%	11/22/13	24,500	24,481
Province of Ontario	0.160%	11/25/13	100,000	99,921
6 PSP Capital Inc.	0.200%	10/7/13	19,500	19,486
6 PSP Capital Inc.	0.190%	10/15/13	26,500	26,481
6 PSP Capital Inc.	0.190%	11/12/13	90,000	89,922
6 PSP Capital Inc.	0.190%	11/13/13	156,500	156,364
6 PSP Capital Inc.	0.190%	11/15/13	83,000	82,927
6 PSP Capital Inc.	0.180%	11/18/13	14,500	14,488
6 PSP Capital Inc.	0.190%	11/21/13	29,500	29,473
5 Quebec	0.140%	7/15/13	466,000	465,920
5 Quebec	0.140%	7/16/13	194,000	193,966
5 Quebec	0.120%	7/30/13	18,451	18,447
5 Quebec	0.120%	8/1/13	24,880	24,875
5 Quebec	0.150%	8/6/13	30,000	29,992
5 Quebec	0.120%	8/14/13	23,000	22,994
5 Quebec	0.150%	8/19/13	80,500	80,473
5 Quebec	0.130%	8/20/13	262,500	262,424
5 Quebec	0.130%	8/22/13	250,000	249,926
5 Quebec	0.150%	9/5/13	32,200	32,187
Queensland Treasury Corp.	0.170%	6/21/13	32,500	32,497
Queensland Treasury Corp.	0.200%	7/1/13	99,000	98,983
Queensland Treasury Corp.	0.170%	8/6/13	37,000	36,988
Queensland Treasury Corp.	0.250%	8/21/13	197,500	197,389
Queensland Treasury Corp.	0.200%	9/12/13	36,000	35,979
Queensland Treasury Corp.	0.240%	10/15/13	150,000	149,864
Queensland Treasury Corp.	0.240%	10/18/13	75,000	74,930

Queensland Treasury Corp.	0.230%–0.240%	10/29/13	151,000	150,853
				6,786,022
Foreign Industrial (6.2%)
5 BASF SE	0.140%–0.150%	6/24/13	237,000	236,978
5 BASF SE	0.140%	6/25/13	57,200	57,195
5 BASF SE	0.150%	6/26/13	90,000	89,991
5 BASF SE	0.140%	6/27/13	26,000	25,997
5 BASF SE	0.140%	6/28/13	408,000	407,957
5 GlaxoSmithKline Finance plc	0.140%	6/17/13	90,000	89,994
5 GlaxoSmithKline Finance plc	0.140%	6/24/13	300,000	299,973
5 GlaxoSmithKline Finance plc	0.110%	7/9/13	100,000	99,988
5 Nestle Capital Corp.	0.150%	7/8/13	380,000	379,941
5 Nestle Capital Corp.	0.170%–0.180%	8/12/13	231,500	231,420
5 Nestle Capital Corp.	0.170%	8/13/13	84,000	83,971
5 Nestle Capital Corp.	0.200%	9/6/13	47,000	46,975
5 Nestle Capital Corp.	0.251%	9/17/13	10,000	9,993
5 Nestle Capital Corp.	0.190%	10/1/13	600,000	599,614
5 Nestle Capital Corp.	0.150%	11/13/13	298,000	297,795
Nestle Finance International Ltd.	0.160%	6/3/13	76,000	75,999
Nestle Finance International Ltd.	0.155%	6/13/13	160,000	159,992
Nestle Finance International Ltd.	0.155%	6/24/13	246,500	246,476
Nestle Finance International Ltd.	0.155%	6/25/13	150,000	149,984
Nestle Finance International Ltd.	0.155%	6/26/13	217,500	217,477
Nestle Finance International Ltd.	0.155%	6/27/13	75,500	75,492
Nestle Finance International Ltd.	0.155%	7/2/13	194,000	193,974
Nestle Finance International Ltd.	0.145%	8/7/13	144,000	143,961
Nestle Finance International Ltd.	0.190%	8/13/13	113,000	112,956
Nestle Finance International Ltd.	0.190%	8/16/13	87,000	86,965
Nestle Finance International Ltd.	0.200%	10/3/13	235,000	234,838
Nestle Finance International Ltd.	0.200%	10/15/13	45,000	44,966
Nestle Finance International Ltd.	0.200%	10/16/13	98,000	97,925
Nestle Finance International Ltd.	0.165%	11/13/13	198,000	197,850
Nestle Finance International Ltd.	0.165%	11/14/13	149,300	149,186
5 Reckitt Benckiser Treasury Services plc	0.130%–0.150%	8/9/13	228,250	228,187
5 Reckitt Benckiser Treasury Services plc	0.150%	8/13/13	171,750	171,698
5 Reckitt Benckiser Treasury Services plc	0.150%	8/14/13	146,500	146,455
5 Reckitt Benckiser Treasury Services plc	0.150%	8/15/13	74,000	73,977
5 Reckitt Benckiser Treasury Services plc	0.150%	8/16/13	73,000	72,977
5 Roche Holdings Inc.	0.170%	6/5/13	69,000	68,999
5 Roche Holdings Inc.	0.170%	6/6/13	75,000	74,998
5 Roche Holdings Inc.	0.170%	6/7/13	100,000	99,997
5 Roche Holdings Inc.	0.150%	6/12/13	94,000	93,996
5 Roche Holdings Inc.	0.150%	6/28/13	38,000	37,996
5 Sanofi	0.160%	6/26/13	253,000	252,972
5 Sanofi	0.160%	6/27/13	191,000	190,978
5 Sanofi	0.160%	6/28/13	74,000	73,991
5 Sanofi	0.150%	7/15/13	128,000	127,977
5 Siemens Capital Co. LLC	0.150%	6/27/13	75,000	74,992
5 Syngenta Wilmington Inc.	0.180%	6/11/13	50,000	49,997
5 Syngenta Wilmington Inc.	0.180%	6/17/13	44,500	44,496
5 Syngenta Wilmington Inc.	0.180%	6/24/13	72,500	72,492
5 Syngenta Wilmington Inc.	0.170%	7/8/13	117,000	116,980
5 Syngenta Wilmington Inc.	0.180%	7/16/13	24,500	24,494
5 Syngenta Wilmington Inc.	0.180%	7/29/13	50,000	49,986
5 Syngenta Wilmington Inc.	0.180%	8/5/13	53,500	53,483
Toyota Credit Canada Inc.	0.240%	7/8/13	19,500	19,495
Toyota Credit Canada Inc.	0.260%	9/17/13	48,500	48,462

Toyota Credit Canada Inc.	0.260%	9/19/13	50,000	49,960
Toyota Credit Canada Inc.	0.220%	10/21/13	19,000	18,984
5 Unilever Capital Corp.	0.160%	6/11/13	39,300	39,298
				7,524,140
Industrial (5.0%)
Caterpillar Financial Services Corp.	0.160%	6/24/13	100,000	99,990
5 Google Inc.	0.140%	6/18/13	90,000	89,994
5 Google Inc.	0.160%	7/23/13	54,500	54,487
5 Google Inc.	0.150%	11/5/13	21,000	20,986
5 Honeywell International Inc	0.150%	6/28/13	49,000	48,994
5 Honeywell International Inc	0.110%	8/20/13	44,280	44,269
5 Honeywell International Inc	0.110%	8/21/13	20,000	19,995
5 Procter & Gamble Co.	0.140%	6/10/13	228,000	227,992
5 Procter & Gamble Co.	0.100%	8/21/13	75,000	74,983
5 Procter & Gamble Co.	0.100%	8/27/13	98,500	98,476
5 Procter & Gamble Co.	0.100%	8/30/13	38,000	37,991
5 Procter & Gamble Co.	0.150%	11/4/13	471,000	470,694
5 Procter & Gamble Co.	0.140%	11/19/13	124,000	123,918
5 The Coca-Cola Co.	0.220%–0.230%	6/3/13	197,500	197,498
5 The Coca-Cola Co.	0.200%–0.220%	6/4/13	179,000	178,997
5 The Coca-Cola Co.	0.180%	6/5/13	99,000	98,998
5 The Coca-Cola Co.	0.180%	7/8/13	297,500	297,445
5 The Coca-Cola Co.	0.170%–0.180%	7/9/13	262,475	262,426
5 The Coca-Cola Co.	0.170%	7/10/13	200,000	199,963
5 The Coca-Cola Co.	0.170%	7/11/13	50,000	49,991
5 The Coca-Cola Co.	0.160%	7/15/13	114,000	113,978
5 The Coca-Cola Co.	0.200%	8/29/13	320,200	320,042
5 The Coca-Cola Co.	0.200%	9/3/13	163,000	162,915
5 The Coca-Cola Co.	0.180%	10/3/13	98,750	98,689
5 The Coca-Cola Co.	0.180%	10/7/13	208,550	208,417
5 The Coca-Cola Co.	0.180%	10/8/13	100,000	99,935
5 The Coca-Cola Co.	0.180%	10/9/13	100,000	99,935
5 The Coca-Cola Co.	0.190%	11/4/13	187,000	186,846
5 The Coca-Cola Co.	0.180%–0.190%	11/5/13	326,000	325,736
5 The Coca-Cola Co.	0.170%	11/6/13	138,500	138,397
5 The Coca-Cola Co.	0.170%	11/19/13	303,750	303,505
5 The Coca-Cola Co.	0.170%	11/20/13	131,000	130,894
5 The Coca-Cola Co.	0.160%	12/5/13	287,000	286,761
5 The Coca-Cola Co.	0.160%	12/6/13	100,000	99,916
5 Wal-Mart Stores Inc.	0.100%	8/26/13	337,000	336,919
5 Wal-Mart Stores Inc.	0.100%	8/27/13	321,500	321,422
5 Wal-Mart Stores, Inc.	0.130%	7/16/13	148,000	147,976
5 Wal-Mart Stores, Inc.	0.130%	7/22/13	35,000	34,994
5 Wal-Mart Stores, Inc.	0.130%	7/30/13	36,000	35,992
				6,151,356
Total Commercial Paper (Cost $30,272,688)				30,272,688
Certificates of Deposit (20.1%)
Domestic Banks (4.0%)
JPMorgan Chase Bank NA	0.180%	6/18/13	584,000	584,000
JPMorgan Chase Bank NA	0.200%	7/29/13	290,000	290,000
JPMorgan Chase Bank NA	0.150%	8/28/13	87,000	87,000
State Street Bank & Trust Co.	0.250%	6/10/13	630,000	630,000
4 Wells Fargo Bank NA	0.163%	8/28/13	400,000	400,000
4 Wells Fargo Bank NA	0.168%	9/5/13	772,000	772,000
4 Wells Fargo Bank NA	0.199%	9/11/13	459,000	459,000
4 Wells Fargo Bank NA	0.189%	9/13/13	1,051,000	1,051,000

4 Wells Fargo Bank NA	0.189%	10/9/13	414,000	414,000
4 Wells Fargo Bank NA	0.189%	10/10/13	115,000	115,000
				4,802,000
Eurodollar Certificates of Deposit (7.5%)
Australia & New Zealand Banking Group, Ltd.	0.265%	6/20/13	46,000	46,000
Australia & New Zealand Banking Group, Ltd.	0.260%	7/3/13	75,000	75,000
4 Australia & New Zealand Banking Group, Ltd.	0.223%	7/25/13	290,000	290,000
4 Australia & New Zealand Banking Group, Ltd.	0.208%	8/7/13	224,000	224,000
4 Australia & New Zealand Banking Group, Ltd.	0.203%	8/27/13	261,000	261,000
4 Australia & New Zealand Banking Group, Ltd.	0.214%	10/11/13	432,000	432,000
4 Australia & New Zealand Banking Group, Ltd.	0.218%	10/17/13	170,000	170,000
4 Australia & New Zealand Banking Group, Ltd.	0.215%	10/24/13	432,000	432,000
4 Australia & New Zealand Banking Group, Ltd.	0.218%	11/1/13	646,000	646,000
4 Commonwealth Bank of Australia	0.229%	7/10/13	60,000	60,000
4 Commonwealth Bank of Australia	0.219%	8/13/13	439,000	439,000
4 Commonwealth Bank of Australia	0.218%	8/20/13	498,000	498,000
4 Commonwealth Bank of Australia	0.203%	8/26/13	687,000	687,000
4 Commonwealth Bank of Australia	0.189%	9/13/13	50,000	50,000
4 Commonwealth Bank of Australia	0.188%	10/8/13	840,000	840,000
4 Commonwealth Bank of Australia	0.189%	10/15/13	407,000	407,000
4 Commonwealth Bank of Australia	0.188%	11/20/13	126,000	126,000
4 National Australia Bank Ltd.	0.258%	6/20/13	78,000	78,000
4 National Australia Bank Ltd.	0.258%	7/1/13	35,000	35,000
4 National Australia Bank Ltd.	0.258%	7/3/13	30,000	30,000
4 National Australia Bank Ltd.	0.189%	8/12/13	1,182,000	1,182,000
4 National Australia Bank Ltd.	0.188%	9/18/13	121,000	121,000
4 National Australia Bank Ltd.	0.188%	10/2/13	1,033,000	1,033,000
4 National Australia Bank Ltd.	0.208%	10/21/13	480,000	480,000
4 National Australia Bank Ltd.	0.206%	10/23/13	525,000	525,000
				9,167,000
Yankee Certificates of Deposit (8.6%)
Bank of Montreal (Chicago Branch)	0.200%	6/4/13	48,000	48,000
Bank of Montreal (Chicago Branch)	0.190%	6/17/13	500,000	500,000
Bank of Montreal (Chicago Branch)	0.190%	6/18/13	590,000	590,000
Bank of Montreal (Chicago Branch)	0.190%	7/2/13	343,000	343,000
Bank of Montreal (Chicago Branch)	0.190%	7/17/13	481,000	481,000
Bank of Montreal (Chicago Branch)	0.200%	7/24/13	90,000	90,000
Bank of Montreal (Chicago Branch)	0.200%	7/25/13	375,000	375,000
Bank of Nova Scotia (Houston Branch)	0.180%	7/19/13	800,000	800,000
Bank of Nova Scotia (Houston Branch)	0.180%	7/22/13	275,000	274,998
Bank of Nova Scotia (Houston Branch)	0.170%	7/24/13	180,000	179,999
Bank of Nova Scotia (Houston Branch)	0.170%	8/2/13	200,000	199,998
Bank of Nova Scotia (Houston Branch)	0.170%	8/5/13	200,000	199,998
Bank of Nova Scotia (Houston Branch)	0.170%	8/6/13	188,000	187,998
Bank of Nova Scotia (Houston Branch)	0.170%	8/15/13	450,000	449,996
Bank of Nova Scotia (Houston Branch)	0.150%	9/3/13	115,000	115,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.140%	6/26/13	190,000	190,000
4 Commonwealth Bank of Australia (New York
Branch)	0.198%	9/6/13	127,000	127,000
4 Commonwealth Bank of Australia (New York
Branch)	0.198%	11/18/13	111,000	111,000
4 National Australia Bank Ltd. (New York Branch)	0.279%	8/13/13	129,000	129,016
Royal Bank of Canada (New York Branch)	0.160%	6/21/13	70,000	70,000
Royal Bank of Canada (New York Branch)	0.170%	6/21/13	750,000	750,000
4 Toronto Dominion Bank (New York Branch)	0.198%	6/17/13	75,000	75,000

4 Toronto Dominion Bank (New York Branch)	0.195%	6/24/13	180,000	180,000
4 Toronto Dominion Bank (New York Branch)	0.198%	7/8/13	65,000	65,000
4 Toronto Dominion Bank (New York Branch)	0.198%	7/16/13	272,000	272,000
4 Toronto Dominion Bank (New York Branch)	0.198%	8/5/13	297,000	297,000
4 Toronto Dominion Bank (New York Branch)	0.198%	8/6/13	136,000	136,000
4 Toronto Dominion Bank (New York Branch)	0.198%	8/7/13	250,000	250,000
4 Toronto Dominion Bank (New York Branch)	0.199%	8/13/13	500,000	500,000
4 Toronto Dominion Bank (New York Branch)	0.199%	8/15/13	149,000	149,000
4 Toronto Dominion Bank (New York Branch)	0.198%	9/4/13	218,000	218,000
4 Toronto Dominion Bank (New York Branch)	0.199%	9/16/13	175,000	175,000
4 Toronto Dominion Bank (New York Branch)	0.196%	10/23/13	198,000	198,000
4 Toronto Dominion Bank (New York Branch)	0.198%	11/7/13	495,000	495,000
4 Toronto Dominion Bank (New York Branch)	0.178%	11/20/13	350,000	350,000
Toronto Dominion Bank (New York Branch)	0.220%	11/22/13	39,500	39,500
4 Toronto Dominion Bank (New York Branch)	0.173%	11/29/13	196,000	196,000
4 Westpac Banking Corp. (New York Branch)	0.248%	7/1/13	74,000	74,000
4 Westpac Banking Corp. (New York Branch)	0.248%	7/1/13	50,000	50,000
Westpac Banking Corp. (New York Branch)	0.190%	9/30/13	50,000	50,000
4 Westpac Banking Corp. (New York Branch)	0.195%	10/24/13	73,000	73,000
4 Westpac Banking Corp. (New York Branch)	0.198%	11/4/13	360,000	360,000
				10,414,503
Total Certificates of Deposit (Cost $24,383,503)				24,383,503
Repurchase Agreements (0.7%)
Bank of Nova Scotia
(Dated 5/31/13, Repurchase Value
$25,000,000, collateralized by U.S.
Treasury Note/Bond 0.250%, 5/31/15)	0.070%	6/3/13	25,000	25,000
Bank of Nova Scotia
(Dated 4/15/13, Repurchase Value
$750,145,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.875%, 4/15/14-2/15/42, U.S. Treasury Bill
0.000%, 6/13/13-4/3/14, U.S. Treasury
Note/Bond 0.125%-11.250%, 6/15/13-
11/15/42)	0.120%	6/7/13	750,000	750,000
RBC Capital Markets LLC
(Dated 5/31/13, Repurchase Value
$10,000,000, collateralized by U.S.
Treasury Bill 0.000%, 11/21/13)	0.050%	6/3/13	10,000	10,000
TD Securities (USA) LLC
(Dated 5/31/13, Repurchase Value
$36,576,000, collateralized by U.S.
Treasury Note/Bond 1.375%, 5/31/20)	0.060%	6/3/13	36,576	36,576
Total Repurchase Agreements (Cost $821,576)				821,576

				Shares
Money Market Fund (1.4%)
7	Vanguard Municipal Cash Management Fund
	(Cost $1,678,480)	0.127%		1,678,479,901	1,678,480

				Face
				Amount
				($000)
Corporate Bonds (0.1%)
Finance (0.1%)
	Banking (0.1%)
	Royal Bank of Canada	2.100%	7/29/13	12,275	12,312
4	Royal Bank of Canada (New York Branch)	0.328%	7/11/13	10,000	10,002
4	Royal Bank of Canada (New York Branch)	0.323%	8/6/13	59,000	59,013
4	Royal Bank of Canada (New York Branch)	0.487%	9/3/13	21,500	21,514
[4,6] Westpac Banking Corp.		0.984%	9/24/13	39,000	39,095
4	Westpac Banking Corp. (New York Branch)	1.029%	7/10/13	14,000	14,013
					155,949
Industrial (0.0%)
	Consumer Cyclical (0.0%)
[4,6] American Honda Finance Corp.		0.353%	8/2/13	15,700	15,704
Total Corporate Bonds (Cost $171,653)					171,653
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
[4,6] Export Development Canada		0.199%	7/11/13	49,000	49,000
4,6,8Network Rail Infrastructure Finance plc		0.301%	6/14/13	23,500	23,501
	Province of Ontario	3.500%	7/15/13	11,750	11,796
Total Sovereign Bonds (Cost $84,297)					84,297
Taxable Municipal Bonds (0.4%)
[6,9] BlackRock Municipal Bond Trust TOB VRDO		0.110%	6/3/13	18,105	18,105
[6,9] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.110%	6/3/13	9,660	9,660
[6,9] BlackRock Municipal Income Trust TOB
	VRDO	0.110%	6/3/13	207,000	207,000
[6,9] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.110%	6/3/13	21,850	21,850
[6,9] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.110%	6/3/13	19,165	19,165
[6,9] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	6/3/13	19,875	19,875
[6,9] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	6/3/13	100,000	100,000
[6,9] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.110%	6/3/13	12,910	12,910
[6,9] BlackRock Strategic Municipal Trust TOB
	VRDO	0.110%	6/3/13	9,820	9,820
[6,9] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.230%	6/7/13	13,000	13,000
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.230%	6/7/13	13,100	13,100
6	New York State Urban Development Corp.
	Revenue (Personal Income Tax) TOB
	VRDO	0.110%	6/3/13	12,475	12,475

6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.230%	6/7/13	6,400	6,400
Total Taxable Municipal Bonds (Cost $463,360)				463,360
Tax-Exempt Municipal Bonds (2.1%)
9 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Miramar Apartments)
VRDO	0.110%	6/7/13	11,900	11,900
9 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Southport Apartments)
VRDO	0.110%	6/7/13	15,700	15,700
9 Albany NY Industrial Development Agency
Revenue (The College of Saint Rose
Project) VRDO	0.140%	6/7/13	13,400	13,400
9 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.110%	6/7/13	35,035	35,035
9 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.130%	6/7/13	35,000	35,000
9 Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.130%	6/7/13	79,000	79,000
9 Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.130%	6/7/13	15,520	15,520
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.080%	6/7/13	130,545	130,545
9 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.130%	6/7/13	29,000	29,000
9 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.130%	6/7/13	32,500	32,500
9 California Housing Finance Agency Home
Mortgage Revenue VRDO	0.110%	6/7/13	16,700	16,700
9 California Housing Finance Agency
Multifamily Housing Revenue VRDO	0.120%	6/7/13	20,595	20,595
9 California Statewide Communities
Development Authority Multifamily Housing
Revenue (Belmont Project) VRDO	0.120%	6/7/13	8,300	8,300
9 California Statewide Communities
Development Authority Multifamily Housing
Revenue (Wilshire Court Project) VRDO	0.120%	6/7/13	11,900	11,900
9 Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.120%	6/7/13	9,700	9,700
9 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.130%	6/7/13	11,200	11,200
9 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.120%	6/7/13	10,000	10,000
9 Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.120%	6/7/13	17,200	17,200
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.090%	6/7/13	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.100%	6/7/13	61,940	61,940

9 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.130%	6/7/13	10,600	10,600
9 Greenville County SC Hospital System
Revenue VRDO	0.110%	6/7/13	13,000	13,000
Gulf Coast TX Industrial Development
Authority Revenue (ExxonMobil Project)
VRDO	0.040%	6/3/13	69,600	69,600
9 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.120%	6/7/13	11,955	11,955
9 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.130%	6/7/13	14,300	14,300
9 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.130%	6/7/13	19,000	19,000
9 Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.110%	6/7/13	11,000	11,000
9 Illinois Finance Authority Revenue (Southern
Illinois Healthcare Enterprises Inc.) VRDO	0.130%	6/7/13	39,000	39,000
9 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.110%	6/7/13	28,000	28,000
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.110%	6/7/13	15,075	15,075
9 Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.100%	6/7/13	25,035	25,035
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.110%	6/7/13	18,855	18,855
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.110%	6/7/13	24,835	24,835
9 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.110%	6/7/13	16,000	16,000
9 Maryland Health & Higher Educational
Facilities Authority Revenue (University of
Maryland Medical System) VRDO	0.130%	6/7/13	29,765	29,765
9 Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.090%	6/7/13	21,900	21,900
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.100%	6/7/13	19,320	19,320
9 Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami
Children's Hospital) VRDO	0.140%	6/7/13	7,400	7,400
9 Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.110%	6/7/13	25,350	25,350
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.070%	6/3/13	39,000	39,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.080%	6/3/13	45,000	45,000

Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.080%	6/3/13	20,700	20,700
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.100%	6/7/13	18,000	18,000
9 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.130%	6/7/13	31,800	31,800
9 New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.110%	6/7/13	18,000	18,000
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.100%	6/7/13	39,505	39,505
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.090%	6/7/13	21,980	21,980
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.120%	6/7/13	68,100	68,100
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.120%	6/7/13	32,500	32,500
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.120%	6/7/13	31,300	31,300
9 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.100%	6/7/13	71,500	71,500
9 New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.100%	6/7/13	10,400	10,400
9 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.100%	6/7/13	20,500	20,500
9 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.130%	6/7/13	42,300	42,300
9 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.100%	6/7/13	95,990	95,990
9 New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.130%	6/7/13	17,300	17,300
9 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.110%	6/7/13	34,930	34,930
9 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.130%	6/7/13	12,800	12,800
9 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.110%	6/7/13	31,845	31,845
9 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.130%	6/7/13	11,625	11,625
9 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.130%	6/7/13	15,000	15,000
9 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.120%	6/7/13	24,500	24,500

9 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.100%	6/7/13	38,000	38,000
9 New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.110%	6/7/13	11,710	11,710
9 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	6/7/13	21,875	21,875
9 Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.110%	6/7/13	34,000	34,000
9 North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.140%	6/7/13	10,050	10,050
9 North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.140%	6/7/13	10,700	10,700
9 North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant
Health) VRDO	0.110%	6/7/13	38,300	38,300
9 North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)
VRDO	0.130%	6/7/13	27,500	27,500
Ohio State University General Receipts
Revenue VRDO	0.100%	6/7/13	115,300	115,300
Ohio State University General Receipts
Revenue VRDO	0.110%	6/7/13	6,200	6,200
9 Piedmont SC Municipal Power Agency
Revenue VRDO	0.110%	6/7/13	16,000	16,000
9 Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.110%	6/7/13	7,275	7,275
9 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.110%	6/7/13	20,890	20,890
9 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.120%	6/7/13	9,170	9,170
9 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.120%	6/7/13	16,500	16,500
9 San Diego CA Housing Authority Multifamily
Housing Revenue (Villa Nueva Apartments)
VRDO	0.110%	6/7/13	29,600	29,600
9 San Francisco CA City & County International
Airport Revenue VRDO	0.110%	6/7/13	33,000	33,000
9 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.110%	6/7/13	23,700	23,700
9 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.120%	6/7/13	31,570	31,570
9 St. Cloud MN Health Care Revenue
(Centracare Health System) VRDO	0.120%	6/7/13	21,995	21,995
9 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.120%	6/7/13	68,000	68,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.130%	6/7/13	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.130%	6/7/13	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.130%	6/7/13	34,620	34,620

Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.160%	6/7/13	18,600	18,600
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.160%	6/7/13	57,500	57,500
9 Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.110%	6/7/13	5,900	5,900
9 West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.130%	6/7/13	29,840	29,840
9 Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital)
VRDO	0.110%	6/7/13	20,500	20,500
Total U.S. Government and Agency Obligations (Cost $2,604,295)				2,604,295
Total Investments (99.7%) (Cost $121,086,227)				121,086,227
Other Assets and Liabilities-Net (0.3%)				325,971
Net Assets (100%)				121,412,198

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2013, the aggregate value of these securities was $19,172,962,000, representing 15.8% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $2,960,204,000, representing 2.4% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Guaranteed by the Government of the United Kingdom.
9 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 19, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.